UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 July 14, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 16
Form 13F Information Table Value Total: 130424


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
AEGON NV              COM            7924103      7345   1391200   SH       SOLE              1391200
CHINA YUCHAI INTL LTD COM            G21082105   32396   2102320   SH       SOLE              2102320
CHINA SOUTHERN AIRLINEADR            169409109    5885    284300   SH       SOLE              284300
CHIQUITA BRANDS INTL ICOM            170032809   11449    942325   SH       SOLE              942325
DOLE FOOD CO INC      COM            256603101    4922    471974   SH       SOLE              471974
GANNET CO INC         COM            364730101   12414    922300   SH       SOLE              922300
HUANENG POWER INTL    ADR            443304100    9411    399989   SH       SOLE              399989
ING GROEP NV          ADR            456837103    4438    598941   SH       SOLE              598941
LG DISPLAY CO LTD     COM            50186V102    1988    123500   SH       SOLE              123500
PFIZER INC            COM            717081103    3054    214200   SH       SOLE              214200
QIAO XING MOBILE COMM COM            G73031109    9967   3833499   SH       SOLE              3833499
QIAO XING UNIVERSAL TECOM            G7303A109    3921   2546645   SH       SOLE              2546645
SIFY LIMITED          SPONSORED ADR  82655M107    2709   2019405   SH       SOLE              2019405
SUNTECH POWER HOLDINGSADR            86800C922    2323    253400   SH       SOLE              253400
UBS AG                COM            H89231338    3812    288400   SH       SOLE              288400
UTSTARCOM INC         COM            918076100   14390   7820982   SH       SOLE              7820982
                                                130424

</SEC-DOCUMENT>